PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.9%
Corporate Bonds 97.2%
Advertising 0.3%
Omnicom Group, Inc., Sr. Unsec’d. Notes	4.200%	03/02/29	1,765	$1,743,620
Aerospace & Defense 2.8%
Boeing Co. (The), Sr. Unsec’d. Notes	3.250	02/01/28	2,500	2,452,461
Hexcel Corp., Sr. Unsec’d. Notes	4.900	05/15/31	215	214,564
Honeywell Aerospace, Inc., Gtd. Notes, 144A	4.000	03/16/29	5,353	5,290,726
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	12/15/26	1,725	1,720,994
Spirit AeroSystems, Inc., Gtd. Notes	4.600	06/15/28	7,420	7,413,928
				17,092,673
Agriculture 3.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	3,972	3,960,374
Gtd. Notes	3.557	08/15/27	1,064	1,054,517

Bunge Ltd. Finance Corp., Gtd. Notes	4.200	09/17/29	5,413	5,353,681
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.125	10/23/30	3,842	3,771,718
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500	02/01/30	400	409,012
Philip Morris International, Inc., Sr. Unsec’d. Notes(k)	4.375	11/01/27	7,399	7,412,141
				21,961,443
Airlines 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	2,202	2,204,778
Southwest Airlines Co., Sr. Unsec’d. Notes	4.375	11/15/28	465	461,783
				2,666,561
Apparel 0.2%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A	4.700	10/07/30	1,219	1,203,389
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	1,289	1,284,306
Sr. Unsec’d. Notes	4.271	01/09/27	500	498,447
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	10/15/28	3,544	3,369,655
Sr. Unsec’d. Notes	5.750	02/08/31	733	758,446

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.275	06/24/27	898	905,580

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.250%	05/12/28	4,530	$4,539,863
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.750	11/13/28	1,210	1,205,462
				12,561,759
Banks 22.3%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	1,985	2,012,822
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	12,501	11,904,539

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	2,272	2,265,958
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	950	979,249
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.219(ff)	05/24/30	2,610	2,568,376
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	570	565,873
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.184(ff)	06/02/32	2,085	2,089,390
Sr. Non-Preferred Notes, 144A	5.876(ff)	01/14/31	475	489,340
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	132	133,822
Sr. Unsec’d. Notes	4.952(ff)	05/07/31	9,684	9,744,466
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	1,248	1,233,049
Sr. Non-Preferred Notes	5.060(ff)	04/14/32	395	393,614
Sr. Preferred Notes	4.469(ff)	12/10/31	175	171,921

Fifth Third Financial Corp., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	2,481	2,553,715
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.640(ff)	02/24/28	8,137	8,033,613
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	10,273	10,068,201
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.619(ff)	11/06/31	2,585	2,550,723
Sr. Unsec’d. Notes	4.711(ff)	05/12/30	3,100	3,091,941

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	3,133	3,235,082
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.803(ff)	03/23/32	3,889	3,871,253
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	6,102	6,161,485
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	12,869	13,197,277

KeyCorp, Sr. Unsec’d. Notes, MTN	4.100	04/30/28	3,834	3,808,329
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.505(ff)	01/14/32	805	792,083
Sr. Unsec’d. Notes	4.847(ff)	04/21/32	580	579,281
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	8,659	8,061,503
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	3,190	3,152,538

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	5.504(ff)	05/26/28	10,195	10,303,775
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.204(ff)	11/17/28	1,560	1,554,764
Sr. Unsec’d. Notes	4.465(ff)	11/19/31	2,050	2,018,522
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.371(ff)	05/27/32	1,505	1,520,017
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	1,591	1,611,534

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.660%(ff)	07/08/31	640	$635,801
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	6.350(ff)	10/31/85	200	201,465
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	6,763	6,762,550
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.970(ff)	04/23/29	6,275	6,322,265
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	3,370	3,305,303
				137,945,439
Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750	01/23/29	4,798	4,834,062
Biotechnology 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	2.200	02/21/27	4,302	4,240,384
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600	05/20/31	1,500	1,501,527
				5,741,911
Building Materials 0.4%
Amrize Finance US LLC, Gtd. Notes	4.700	04/07/28	963	966,237
Lennox International, Inc., Gtd. Notes	5.500	09/15/28	759	774,570
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	977	974,791
				2,715,598
Chemicals 1.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375	11/01/29	1,250	1,350,857
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	2,322	2,324,872
Ecolab, Inc., Sr. Unsec’d. Notes	4.600	06/15/29	1,420	1,426,191
FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	158	157,167
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes	4.450	09/26/28	1,500	1,498,482
Sr. Unsec’d. Notes, 144A	1.832	10/15/27	1,693	1,633,736

Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	3,652	3,651,343
				12,042,648
Commercial Services 2.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.700	04/30/31	840	837,707
Global Payments, Inc., Sr. Unsec’d. Notes	4.875	11/15/30	4,519	4,448,194
Mobility Global, Inc., Sr. Unsec’d. Notes, 144A	5.050	06/15/29	1,010	1,014,831

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Quanta Services, Inc., Sr. Unsec’d. Notes	4.300%	08/09/28	4,162	$4,152,330
Rentokil Terminix Funding PLC (United Kingdom), Gtd. Notes, 144A	4.625	04/23/31	275	271,062
S&P Global, Inc., Gtd. Notes, 144A	4.250	01/15/31	2,358	2,321,270
				13,045,394
Computers 1.1%
CGI, Inc. (Canada), Sr. Unsec’d. Notes	4.950	03/14/30	1,441	1,438,091
Dell International LLC/EMC Corp., Gtd. Notes	4.500	02/15/31	1,299	1,288,684
International Business Machines Corp., Sr. Unsec’d. Notes	4.000	02/03/29	1,550	1,534,229
Leidos, Inc., Gtd. Notes	4.375	05/15/30	2,877	2,830,516
				7,091,520
Diversified Financial Services 3.5%
American Express Co., Sr. Unsec’d. Notes	4.444(ff)	05/03/30	4,570	4,555,096
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,905	1,986,005
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	1,917	1,977,658
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	1,617	1,633,908

Charles Schwab Corp. (The), Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	1,919	1,920,889
Citadel Finance LLC, Gtd. Notes, 144A	5.900	02/10/30	280	282,652
Citadel Securities Global Holdings LLC, Sr. Sec’d. Notes, 144A	5.125	01/27/32	1,370	1,352,050
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.125	04/28/31	3,415	3,378,057
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.329	01/22/27	1,414	1,397,536
Synchrony Financial, Sr. Unsec’d. Notes	5.935(ff)	08/02/30	1,585	1,615,210
Western Union Co. (The), Sr. Unsec’d. Notes	4.750	06/15/29	1,630	1,618,734
				21,717,795
Electric 9.0%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	1,064	1,064,000
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28	1,192	1,214,187
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450	06/01/26	954	954,000
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.600	05/15/28	2,439	2,444,878
DTE Energy Co., Sr. Unsec’d. Notes	5.100	03/01/29	3,037	3,079,454
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	2,952	2,940,071

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Florida LLC, First Mortgage	4.200%	12/01/30	977	$963,175
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	2,713	2,704,507
FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.200	04/01/28	1,178	1,190,983
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28	644	619,597
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	964	958,984
Monongahela Power Co., Sr. Sec’d. Notes, 144A	4.450	08/15/29	1,515	1,511,281
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.685	09/01/27	879	882,999
NorthWestern Corp., First Mortgage, 144A	5.073	03/21/30	457	462,690
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	4.734	10/15/30	636	626,644
Oncor Electric Delivery Co. LLC, Sec’d. Notes	4.650	11/01/29	595	598,023
Pacific Gas & Electric Co., First Mortgage	6.100	01/15/29	5,387	5,557,255
PacifiCorp, First Mortgage	5.100	02/15/29	4,080	4,124,073
Public Service Co. of New Hampshire, First Mortgage	4.400	07/01/28	1,865	1,867,489
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	2,160	2,133,067
Sr. Unsec’d. Notes	5.400	08/01/26	1,622	1,623,301

Southern California Edison Co., First Mortgage	5.300	03/01/28	6,787	6,860,946
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	1,472	1,464,928
Vistra Operations Co. LLC, Gtd. Notes, 144A	4.700	01/31/31	3,649	3,586,957
WEC Energy Group, Inc., Sr. Unsec’d. Notes	4.750	01/15/28	1,635	1,643,581
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	5,069	4,974,052
				56,051,122
Electrical Components & Equipment 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	4.750	04/30/28	798	800,708
Electronics 0.5%
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	807	806,601
Honeywell International, Inc., Sr. Unsec’d. Notes	1.100	03/01/27	1,656	1,619,531
TD SYNNEX Corp., Sr. Unsec’d. Notes	4.300	01/17/29	599	593,118
				3,019,250
Engineering & Construction 0.4%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	2,444	2,525,502

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Environmental Control 0.4%
Veralto Corp., Sr. Unsec’d. Notes	4.850%	01/15/32	2,320	$2,323,834
Foods 0.7%
Kroger Co. (The), Sr. Unsec’d. Notes	8.000	09/15/29	444	489,107
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30	1,561	1,426,410
Gtd. Notes, 144A	4.250	02/01/27	1,335	1,332,031
Gtd. Notes, 144A	5.200	04/01/29	977	982,596
				4,230,144
Gas 0.3%
ONE Gas, Inc., Sr. Unsec’d. Notes	5.100	04/01/29	748	760,188
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	807	783,570
				1,543,758
Healthcare-Products 2.2%
Augusta SpinCo Corp., Gtd. Notes	4.656	03/23/31	1,245	1,237,052
Baxter International, Inc., Sr. Unsec’d. Notes	4.450	02/15/29	978	966,813
GE HealthCare Technologies, Inc., Sr. Unsec’d. Notes	4.150	12/15/28	1,655	1,641,104
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	5.000	06/15/31	3,110	3,107,946
Solventum Corp., Sr. Unsec’d. Notes	5.400	03/01/29	816	831,904
Stryker Corp., Sr. Unsec’d. Notes	1.950	06/15/30	6,186	5,598,487
				13,383,306
Healthcare-Services 3.3%
Ascension Health, Sr. Unsec’d. Notes, Series 2025	4.294	11/15/30	772	761,935
Cigna Group (The), Sr. Unsec’d. Notes	2.400	03/15/30	6,850	6,330,294
CommonSpirit Health, Sec’d. Notes	4.352	09/01/30	315	309,014
HCA, Inc., Gtd. Notes	4.700	05/15/31	1,250	1,238,888
Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	3,929	3,883,022
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.250	01/15/29	3,744	3,731,443
Sr. Unsec’d. Notes	4.400	06/15/28	4,363	4,368,434
				20,623,030

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.5%
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	1,366	$1,367,893
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	1,426	1,428,705
				2,796,598
Insurance 1.9%
Brown & Brown, Inc., Sr. Unsec’d. Notes	4.600	12/23/26	2,090	2,091,739
Corebridge Global Funding, Sr. Sec’d. Notes, 144A, MTN	4.250	08/21/28	1,009	1,001,604
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	4.625	04/29/30	3,843	3,819,527
Lincoln Financial Global Funding, Sec’d. Notes, 144A	4.625	08/18/30	437	432,555
Nippon Life Insurance Co. (Japan), Sr. Unsec’d. Notes, 144A	4.748	04/02/31	1,540	1,538,748
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	748	760,185
Sr. Sec’d. Notes, 144A	4.450	01/13/31	1,293	1,272,891

Unum Group, Sr. Unsec’d. Notes	7.250	03/15/28	650	670,306
				11,587,555
Internet 2.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.250	03/13/31	5,025	4,967,808
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	1,217	1,251,810
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.200	11/15/30	5,002	4,935,497
Sr. Unsec’d. Notes	4.550	05/15/31	1,200	1,195,375
				12,350,490
Investment Companies 0.5%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes	5.875	08/30/30	1,047	1,038,215
Sr. Unsec’d. Notes	6.900	04/13/29	790	812,306

Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	960	950,877
Goldman Sachs Private Credit Corp., Sr. Unsec’d. Notes	5.050	02/23/28	65	64,565
				2,865,963
Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,500	1,500,147
Reliance, Inc., Sr. Unsec’d. Notes	2.150	08/15/30	1,518	1,368,677
				2,868,824
Leisure Time 0.4%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.375	07/15/27	2,562	2,569,418

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.8%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750%	04/23/30	3,226	$3,316,147
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,442	1,440,743
				4,756,890
Machinery-Construction & Mining 0.6%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	4.300	05/15/29	2,150	2,150,876
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	1,600	1,581,036
				3,731,912
Machinery-Diversified 0.5%
CNH Industrial Capital LLC, Gtd. Notes	5.500	01/12/29	1,914	1,953,836
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.450	11/15/26	898	894,279
				2,848,115
Media 0.1%
Comcast Corp., Gtd. Notes, 144A	5.168	01/15/37	600	585,293
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	270	261,669
				846,962
Mining 0.2%
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	4.875	03/14/30	1,212	1,226,190
Miscellaneous Manufacturing 0.9%
Eaton Corp., Gtd. Notes	3.850	03/06/28	2,860	2,839,500
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	1,620	1,556,559
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	872	855,312
				5,251,371
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	807	799,770
Gtd. Notes	3.276	12/01/28	638	611,659
				1,411,429
Oil & Gas 2.3%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.600	06/13/28	798	810,420
BP Capital Markets America, Inc., Gtd. Notes	4.234	11/06/28	1,167	1,163,097
Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	1,041	1,041,162

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes	3.250%	12/01/26	1,611	$1,604,474
Gtd. Notes	5.150	01/30/30	2,801	2,856,296
EOG Resources, Inc.,
Sr. Unsec’d. Notes	4.400	07/15/28	1,348	1,348,763
Sr. Unsec’d. Notes	4.400	01/15/31	562	555,964

Equinor ASA (Norway), Gtd. Notes	4.500	09/03/30	570	569,375
Phillips 66 Co., Gtd. Notes	3.750	03/01/28	931	919,587
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31	2,175	1,958,850
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	02/02/29	230	226,695
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	1,389	1,446,982
				14,501,665
Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	5.000	11/15/29	535	543,113
Packaging & Containers 0.8%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	3,601	3,572,037
Berry Global, Inc., Sr. Sec’d. Notes	5.500	04/15/28	1,452	1,476,334
				5,048,371
Pharmaceuticals 3.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	2,809	2,795,608
Sr. Unsec’d. Notes	3.200	11/21/29	1,799	1,727,749

Cardinal Health, Inc., Sr. Unsec’d. Notes	4.500	09/15/30	1,465	1,452,239
Cencora, Inc., Sr. Unsec’d. Notes	3.950	02/13/29	1,492	1,470,031
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	1,021	903,990
Sr. Unsec’d. Notes	3.000	08/15/26	3,463	3,453,162

Eli Lilly & Co., Sr. Unsec’d. Notes	4.375	05/20/31	2,750	2,736,725
McKesson Corp., Sr. Unsec’d. Notes	1.300	08/15/26	1,273	1,265,535
Merck & Co., Inc., Sr. Unsec’d. Notes	4.650	05/22/31	2,150	2,160,381
Novartis Capital Corp., Gtd. Notes	4.400	03/18/31	2,270	2,259,073
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	2,307	2,305,806
Viatris, Inc., Gtd. Notes	2.700	06/22/30	1,405	1,283,876
				23,814,175

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 5.1%
Boardwalk Pipelines LP, Gtd. Notes	3.400%	02/15/31	1,600	$1,497,665
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	595	603,281
DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	1,790	1,755,311
Enbridge, Inc. (Canada),
Gtd. Notes	5.300	04/05/29	992	1,009,993
Gtd. Notes	5.900	11/15/26	2,814	2,831,356

Energy Transfer LP, Sr. Unsec’d. Notes	6.400	12/01/30	3,006	3,202,673
Enterprise Products Operating LLC,
Gtd. Notes	4.300	06/20/28	2,416	2,413,378
Gtd. Notes, Series E	5.250(ff)	08/16/77	978	975,801

MPLX LP, Sr. Unsec’d. Notes	4.250	12/01/27	4,772	4,758,891
ONEOK, Inc.,
Gtd. Notes	5.550	11/01/26	1,984	1,992,552
Gtd. Notes	5.650	11/01/28	1,268	1,297,320

Targa Resources Corp., Gtd. Notes	4.350	01/15/29	5,118	5,096,517
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.250	12/01/26	2,595	2,636,764
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	635	616,857
Sr. Unsec’d. Notes	4.500	03/01/28	965	963,755
				31,652,114
Real Estate 0.5%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	1,245	1,100,064
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	2,143	2,112,233
				3,212,297
Real Estate Investment Trusts (REITs) 7.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.900	12/15/30	6,451	6,457,807
American Tower Corp., Sr. Unsec’d. Notes	5.800	11/15/28	1,192	1,225,173
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes	4.350	12/01/30	1,000	989,632
Sr. Unsec’d. Notes, MTN	2.900	10/15/26	1,191	1,185,238
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	1,035	993,849
Sr. Unsec’d. Notes	3.900	03/15/27	2,653	2,645,154

COPT Defense Properties LP, Gtd. Notes	4.500	10/15/30	2,946	2,895,769
Cousins Properties LP, Gtd. Notes	5.250	07/15/30	748	756,945
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	948	903,366
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29	798	803,395
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30	4,115	3,879,593
Invitation Homes Operating Partnership LP, Gtd. Notes(x)	5.450	08/15/30	514	522,916

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty OP LLC,
Gtd. Notes	2.800%	10/01/26	3,034	$3,020,029
Gtd. Notes	3.800	04/01/27	1,421	1,416,681

Lineage OP LP, Gtd. Notes	5.250	07/15/30	1,147	1,151,217
Prologis LP,
Sr. Unsec’d. Notes	1.750	07/01/30	888	795,678
Sr. Unsec’d. Notes	4.250	06/15/31	1,095	1,076,057

Realty Income Corp., Sr. Unsec’d. Notes	2.200	06/15/28	5,732	5,495,664
Simon Property Group LP, Sr. Unsec’d. Notes	4.300	01/15/31	1,485	1,462,809
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	1,958	1,857,985
Ventas Realty LP, Gtd. Notes	3.250	10/15/26	1,271	1,265,739
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	535	534,727
Gtd. Notes, 144A	5.750	02/01/27	798	801,061

Welltower OP LLC, Gtd. Notes	4.500	07/01/30	4,988	4,969,808
				47,106,292
Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	1,041	1,031,207
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	474	468,921
Sr. Unsec’d. Notes	2.400	08/01/31	2,272	1,999,015
Sr. Unsec’d. Notes	4.450	01/15/29	1,406	1,393,557
				4,892,700
Semiconductors 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	4,838	4,784,076
Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	5.500	01/25/31	410	420,260
Marvell Technology, Inc., Gtd. Notes	2.950	04/15/31	2,070	1,906,975
				7,111,311
Software 4.0%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.450	03/10/28	3,609	3,599,143
Fiserv, Inc., Sr. Unsec’d. Notes	3.500	07/01/29	5,109	4,912,361
MSCI, Inc., Gtd. Notes, 144A	4.000	11/15/29	1,251	1,213,095
Oracle Corp.,
Sr. Unsec’d. Notes	2.300	03/25/28	3,457	3,310,431
Sr. Unsec’d. Notes	4.450	09/26/30	845	818,966
Sr. Unsec’d. Notes	4.550	02/04/29	1,526	1,510,938
Sr. Unsec’d. Notes	4.950	02/04/31	2,028	1,993,677

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

Salesforce, Inc., Sr. Unsec’d. Notes	4.650%	03/15/29	5,066	$5,076,524
ServiceNow, Inc., Sr. Unsec’d. Notes	4.700	08/15/31	2,500	2,499,302
				24,934,437
Telecommunications 1.7%
AT&T, Inc., Sr. Unsec’d. Notes	2.300	06/01/27	1,919	1,883,611
HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	370	373,933
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	05/23/29	1,544	1,546,315
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29	2,143	2,159,036
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	2,658	2,647,570
Gtd. Notes	4.850	01/15/29	1,842	1,858,367
				10,468,832
Transportation 1.0%
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	03/15/29	2,070	2,042,909
Fedex Freight Holding Co., Inc., Gtd. Notes, 144A	4.300	03/15/29	3,360	3,317,563
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.900	12/01/26	977	969,934
				6,330,406
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.200	04/01/27	679	677,695

Total Corporate Bonds (cost $605,811,244)				602,269,591
U.S. Treasury Obligations 1.7%
U.S. Treasury Notes	3.375	11/30/27	5,670	5,621,495
U.S. Treasury Notes	3.375	02/29/28	4,850	4,800,363
U.S. Treasury Notes(k)	3.500	01/31/28	320	317,475

Total U.S. Treasury Obligations (cost $10,799,253)				10,739,333

Total Long-Term Investments (cost $616,610,497)				613,008,924

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $4,369,211)(wb)	4,369,211	$4,369,211

TOTAL INVESTMENTS 99.6% (cost $620,979,708)		617,378,135
Other assets in excess of liabilities(z) 0.4%		2,389,813

Net Assets 100.0%		$619,767,948

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
GMTN—Global Medium Term Note
LP—Limited Partnership
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Invitation Homes Operating Partnership LP, Gtd. Notes, 5.450%, 08/15/30	08/27/25-02/23/26	$534,236	$522,916	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
49	2 Year U.S. Treasury Notes	Sep. 2026	$10,121,563	$(20,771)
47	5 Year U.S. Treasury Notes	Sep. 2026	5,038,914	(11,288)
7	10 Year U.S. Treasury Notes	Sep. 2026	768,797	(5,805)
7	10 Year U.S. Ultra Treasury Notes	Sep. 2026	784,547	(3,820)
10	20 Year U.S. Treasury Bonds	Sep. 2026	1,122,188	(16,233)
				$(57,917)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	15,400	$(321,206)	$(376,349)	$(55,143)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).